TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 14:-    TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "Approved Enterprise" and/or "Benefited Enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period. The benefit period under Approved Enterprise starts with the first year the benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. Under the Benefited Enterprise, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun, as no taxable income was generated.

Generally, a company that is Abundant in Foreign Investment (owned by at least 74% foreign shareholders and has undertaken to invest a minimum sum of $20 million in the Beneficiary Enterprise) is entitled to an extension of the benefits period by an additional five years.

The tax benefits under the Approved Enterprise and Benefited Enterprise are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published and the letters of approval for the investments in the approved enterprises. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company has three capital investment programs that have been granted Approved Enterprise status, under the Law and two programs under Benefited Enterprise status pursuant to Amendment 60.

As of January 1, 2019, the 14 years have passed for the three Approved Enterprise programs.

The Company has elected 2006 and 2009 as election years as a Benefited Enterprise.

As of January 1, 2019, the 12 years have passed for the 2006 Benefited Enterprise election year.

Income from sources other than the "Approved Enterprise" and "Benefited Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

In December 2016, the Knesset passed an additional amendment to the Law which provides for additional benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company did not apply the Amendment. The Company may change its position in the future.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.	Tax rates:

Taxable income of Israeli companies was subject to tax at the rate - 23% in the years 2019 and 2018, and 24% in 2017.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also note 14.a2 above). Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

The Company's tax assessments through 2014 tax year are considered final.

b.	Tax Reform in U.S:

On December 22, 2017, new federal tax legislation was enacted in the United States (referred to as the Tax Cuts and Jobs Act). The Tax Cuts and Jobs Act reduced the federal corporate income tax rate to 21% from 35% effective January 1, 2018. The rate change resulted in a reduction of the Company's net deferred tax assets of $153 and a corresponding deferred income tax expense in 2017.  The Company's federal income tax expense for tax years beginning January 1, 2018 is be based on the newly enacted 21% rate.

c.	Income taxes for non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxes according to the tax laws in their respective counties of residence.

d.	The income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 consisted of the following:

	Year ended December 31,
	2017	2018	2019

Current	$1,200	$3,350	$2,734
Deferred	497	(6,601)	(258)

	$1,697	$(3,251)	$2,476

Domestic (Israel)	$1,533	$(5,919)	$781
Foreign	164	2,668	1,695

	$1,697	$(3,251)	$2,476

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019
Deferred tax assets:

Net operating loss carry forward	$75,755	$71,653
Temporary differences mainly relating to Research and Development, reserves and allowances	24,875	25,773

Deferred tax asset before valuation allowance	100,630	97,426
Valuation allowance	(93,154)	(89,320)

Deferred tax asset	7,476	8,106

Deferred tax liabilities:

Other temporary differences	(28)	-

Deferred tax asset, net	$7,448	$8,106

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, in 2018, the Company recorded a tax asset of $ 7,200 reflecting tax benefit in Israel due to expected utilization of net operating losses in future years.

f.	Net operating loss carry forward and capital loss:

As of December 31, 2019, the Company has accumulated net operating losses and capital loss for Israeli income tax purposes in the amount of approximately $ 172,282 and $ 7,538, respectively. The net operating losses and capital loss may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2019, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $ 17,392 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2019 the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 43,612 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

g.	Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Domestic	$13,145	$17,921	$(2,171)
Foreign	4,112	1,874	2,952

	$17,257	$19,795	$781

h.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2017	2018	2019
Income before taxes as reported in the consolidated statements of operations	$17,257	$19,795	$781

Statutory tax rate	24%	23%	23%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$4,142	$4,553	$180
Non-deductible expenses	290	1,299	519
Non-deductible expenses related to employee stock options	289	376	472
Changes in tax rate	124	179	(5)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(3,225)	(4,068)	977
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	-	(7,200)	-
Other	77	1,610	333

Actual tax expense (benefit)	$1,697	$(3,251)	$2,476

i.	A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018	2019

Beginning balance	$2,160	$2,373
Decreases in tax positions for prior years	(304)	(406)
Increases related to tax positions taken during prior years	18	40
Increase related to tax positions taken during the current year	499	485

Ending balance	$2,373	$2,492

The Company has further accrued $ 188 due to interest and penalty related to uncertain tax positions as of December 31, 2019.